Investments in associates and joint venture - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Current assets	$ 1,156,516	$ 838,362
Non-current assets	4,866,320	4,209,541
Current liabilities	(575,990)	(479,738)
Non-current liabilities	(1,179,381)	(1,008,464)
Equity	4,267,465	3,559,701	$ 3,169,211	$ 3,162,941
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Current assets	2,797,636	1,875,841
Non-current assets	6,426,984	6,158,620
Current liabilities	(661,849)	(527,450)
Non-current liabilities	(961,766)	(723,526)
Equity	7,601,005	6,783,485	$ 6,680,374	$ 6,651,427
Group's share in results	1,488,255	1,328,359
Goodwill	107,763	107,763
Investments in associates	$ 1,596,018	$ 1,436,122